Concentration of Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Concentration of Risk [Abstract]
CONCENTRATION OF RISK

3. CONCENTRATION OF RISK

(a) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses, other current assets, and amounts due from related parties. As of December 31, 2022 and June 30, 2023, RMB172,514 and RMB199,322 (US$27,488), respectively, were deposited with major financial institutions located in the PRC. There is a RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each mainland PRC bank, and the bank deposits with financial institutions in the Hong Kong Special Administrative Region are insured by the government authority up to HKD 500,000. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests.

For the credit risk related to accounts receivable, the Company performs ongoing credit evaluations of its customers. The Company establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

(b) Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB (¥) into US$ ($) or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(c) Significant customers

For the six months ended June 30, 2022 and 2023, no customer individually represents greater than 10% of the total revenue

(d) Significant suppliers

For the six months ended June 30, 2022, one vendor accounted for 10.4% of the Company’s total purchases. As of June 30, 2022, no vendor accounted for greater than 10% of the Company’s accounts payable. For the six months ended June 30, 2023, one vendor accounted for 11.8% of the Company’s total purchases. As of June 30, 2023, no vendor accounted for greater than 10% of the Company’s accounts payable.

3. CONCENTRATION OF RISK

(a) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses, other current assets, and amounts due from related parties. As of December 31, 2021 and 2022, RMB238,792 and RMB172,514 (US$25,012), respectively, were deposited with major financial institutions located in the PRC. There is a RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each mainland PRC bank, and the bank deposits with financial institutions in the Hong Kong Special Administrative Region are insured by the government authority up to HKD 500,000. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests.

For the credit risk related to accounts receivable, the Company performs ongoing credit evaluations of its customers. The Company establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

(b) Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB (¥) into US$ ($) or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(c) Significant customers

For the years ended December 31, 2020 and 2021, no customer individually represents greater than 10% of the total revenue. For the year ended December 31, 2022, one customer accounted for 11.2% of the Company’s total revenue.

(d) Significant suppliers

For the year ended December 31, 2020, one vendor accounted for 30.8% of the Company’s total purchases and three vendors accounted for 13.1%, 10.4% and 10.0% of the Company’s accounts payable as of December 31, 2020. For the year ended December 31, 2021, one vendor accounted for 19.6% of the Company’s total purchases and one vendor accounted for 10.9% of the Company’s accounts payable as of December 31, 2021. For the year ended December 31, 2022, no vendor accounted for greater than 10% of the Company’s total purchases and no vendor accounted for greater than 10% of the Company’s accounts payable as of December 31, 2022.